Trade receivables	12 Months Ended
Dec. 31, 2025
Disclosure of Trade Receivable [Abstract]
Trade receivables
20. Trade receivables
The following table presents a breakdown for trade receivables.

	At December 31,
(€ thousands)	2025	2024
Trade receivables before loss allowance	250,139	263,380
Loss allowance	(23,052)	(14,590)
Total trade receivables	227,087	248,790
The following table presents a breakdown for the loss allowance relating to trade receivables.

	Loss allowance
(€ thousands)	2025	2024
At January 1,	(14,590)	(6,681)
Provisions	(12,720)	(11,174)
Utilizations	2,999	353
Releases	341	3,062
Exchange differences and other	918	(150)
At December 31,	(23,052)	(14,590)

The Group applies the simplified approach available under IFRS 9 to always measure the loss allowance for trade receivables at an amount equal to their lifetime expected credit losses. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date (See Note 35 — Qualitative and quantitative information on financial risks for additional information).
The Group has recognized a loss allowance of 100% against all receivables that are greater than 180 days past due because historical experience has indicated that these receivables are generally not recoverable, except in certain cases where the receivables are covered by insurance agreements. The Group generally writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings). None of the trade receivables that have been written off are subject to enforcement activities.
In 2025, the Group recognized additional provisions to the loss allowance of €10,077 thousand in relation to expected losses on trade receivables owing from Saks Global following its voluntary filing for reorganization under Chapter 11 of the U.S. Bankruptcy Code in January 2026. The amount was recorded within selling, general and administrative expenses.
The following table presents trade receivables by geographic area.

	At December 31,
(€ thousands)	2025	2024
EMEA (1)	97,064	97,619
of which Italy	60,898	58,460
Americas (2)	57,914	65,491
of which United States	43,309	50,294
Greater China Region	43,457	56,682
Rest of APAC (3)	28,652	28,998
Total trade receivables	227,087	248,790
______________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.